REVENUE RECOGNITION - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Total investment management and service fees
Disaggregation of Revenue [Line Items]
Revenues	$ 1,088	$ 1,012	$ 3,206	$ 2,950
Investment management, advisory and service fees: Base fees
Disaggregation of Revenue [Line Items]
Revenues	734	697	2,178	2,010
Investment management, advisory and service fees: Performance-based fees
Disaggregation of Revenue [Line Items]
Revenues	42	4	83	25
Investment management and other fees
Disaggregation of Revenue [Line Items]
Revenues	103	109	324	331
Distribution services
Disaggregation of Revenue [Line Items]
Revenues	184	178	547	515
Other revenues: Shareholder services
Disaggregation of Revenue [Line Items]
Revenues	20	19	58	56
Other revenues: Other
Disaggregation of Revenue [Line Items]
Revenues	5	5	16	13
Other income
Disaggregation of Revenue [Line Items]
Revenues	$ 120	$ 105	$ 354	$ 309